Taxes - Schedule of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [Abstract]
Deferred income tax asset	$ 22,075	$ 7,495
Net deferred income tax asset	22,075	7,495
Net deferred income tax asset, beginning of the year	7,495	4,596
Deferred income tax recovery	17,867	2,786
Effect of foreign exchange	(3,287)	113
Net deferred income tax asset, end of the year	$ 22,075	$ 7,495